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                                                           FILE NUMBER 028-06458


                                   FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended June 30, 2001

                      If amended report check here: _____



Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the _______ day of ________________ , 19 ___.



                                   By:  /s/ William M Lane
                                        ------------------------------
                                        William M Lane, Vice President
                                        for The Torray Corporation


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June 30, 2001                      Form 13F - The Torray Corporation

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                                                                               Item 6            Item 7             Item 8
        Item 1           Item 2     Item 3     Item 4      Item 5             Invest                            Voting Authority
                         Title      CUSIP    Fair Market   Total     --------------------------          ---------------------------
Name of Issuer          of Class    Number      Value      Shares    (a)Sole (b)Shared (c)Other Managers (a) Sole (b) Shared (c)None
--------------          -------    -------      -----      ------    ------- --------- -------- -------- -------- ---------- -------
A T & T Corporation      common    001957109  73,040,000   3,320,000   X                            All     3,320,000
Abbott Laboratories      common    002824100  83,878,271   1,747,100   X                            All     1,747,100
Agilent Technologies     common    00846U101  47,534,500   1,462,600   X                            All     1,462,600
Bank of America
  Corporation            common    060505104  60,690,330   1,011,000   X                            All     1,011,000
Bank One Corporation     common    06423A103  43,203,440   1,206,800   X                            All     1,206,800
Borg Warner Inc.         common    099724106  14,389,800     290,000   X                            All       290,000
Boston Scientific
  Corporation            common    101137107  51,000,000   3,000,000   X                            All     3,000,000
Bristol-Myers Squibb
  Company                common    110122108  43,843,090     838,300   X                            All       838,300
Carnival Corporation     common    143658102  53,648,250   1,747,500   X                            All     1,747,500
CarrAmerica Realty
  Corporation            common    144418100  19,526,100     640,200   X                            All       640,200
Citigroup, Inc.          common    172967101  26,851,016     508,157   X                            All       508,157
Clear Channel
  Communications         common    184502102  80,870,460   1,289,800   X                            All     1,289,800
Compaq Computer
  Corporation            common    204493100  41,445,044   2,675,600   X                            All     2,675,600
Dana Corporation         common    235811106  23,340,000   1,000,000   X                            All     1,000,000
Disney Company, The Walt common    254687106  37,557,000   1,300,000   X                            All     1,300,000
Emerson Electric Company common    291011104  24,260,500     401,000   X                            All       401,000
Ford Motor Company       common    345370860  28,865,890   1,175,800   X                            All     1,175,800
Franklin Resources, Inc. common    354613101  68,655,000   1,500,000   X                            All     1,500,000
Gannett Co., Inc.        common    364730101  35,763,930     542,700   X                            All       542,700
General Dynamics
  Corporation            common    369550108  62,637,050     805,000   X                            All       805,000
General Motors
  Corporation Class H    common    370442832 111,537,000   5,508,000   X                            All     5,508,000
Gillette Company         common    375766102  28,990,000   1,000,000   X                            All     1,000,000
Illinois Tool Works      common    452308109 110,705,370   1,748,900   X                            All     1,748,900
Interpublic Group of
  Companies              common    460690100  57,197,280   1,948,800   X                            All     1,948,800
Int'l Business Machines
  Corporation            common    459200101  24,509,700     216,900   X                            All       216,900
J.P. Morgan Chase
  & Company              common    46625H100 113,286,230   2,540,050   X                            All     2,540,050
Johnson & Johnson        common    478160104  26,370,000     527,400   X                            All       527,400
Kimberly-Clark
  Corporation            common    494368103  45,838,000     820,000   X                            All       820,000
Markel Corporation       common    570535104  49,558,283     252,205   X                            All       252,205
PanAmSat Corporation     common    697933109  38,880,000   1,000,000   X                            All     1,000,000
Proctor & Gamble
  Company                common    742718109  35,798,180     561,100   X                            All       561,100
Raytheon Company         common    755111507  74,340,000   2,800,000   X                            All     2,800,000
Tribune Company          common    896047107  79,211,798   1,979,800   X                            All     1,979,800

                                           -------------
                                           1,717,221,511
                                           =============

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